Income Taxes - NOL carryforwards (Details) $ in Millions	Dec. 31, 2021 USD ($)
Indefinite Carryforward Period
Operating Loss Carryforwards [Line Items]
NOL carryforwards	$ 263.2
Expire at Various Dates Through 2037
Operating Loss Carryforwards [Line Items]
NOL carryforwards	135.7
Federal
Operating Loss Carryforwards [Line Items]
NOL carryforwards	398.9
Tax credits	19.7
State
Operating Loss Carryforwards [Line Items]
NOL carryforwards	401.9
Tax credits	$ 3.5